INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSES BENEFIT

	Years Ended December 31,
	2022	2021

Income tax provision (benefit) at statutory rate	$281,000	$(3,739,900)
State income taxes, net of federal benefit	(200)	(200)
Non-deductible expenses	1,007,400	5,467,600
Non-taxable gains	(1,483,900)	(2,636,900)
Other	600	1,100
Valuation allowance	195,100	908,300

	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS

Deferred tax assets (liabilities) are comprised of the following:

	December 31,
	2022	2021

Deferred tax assets:
Net operating loss carryforward	$4,901,900	$4,709,300
Research and development credit carryforward	125,300	125,300
Related party accrued expenses	11,600	8,700
Accrued compensated absences	600	1,100

Valuation allowance	(5,039,400)	(4,844,400)

	$-	$-